                     U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549


                                   FORM 24F-2
                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2

            Read instructions at end of Form before preparing Form.

--------------------------------------------------------------------------------
  1.    Name and address of issuer:

             HILLIARD-LYONS GOVERNMENT FUND, INC.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  2. Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [_]


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  3.    Investment Company Act File Number:  811-3070

        Securities Act File Number:  2-68290

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  4(a). Last day of fiscal year for which this Form is filed:

             August 31, 2001

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  4(b). [_] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
            (See Instruction A.2)

            Note: If the Form is being filed late, interest must be paid on the registration fee due.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  4(c). [_] Check box if this is the last time the issuer will be filing this Form.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   5. Calculation of registration fee:

      (i)    Aggregate sale price of
             securities sold during the
             fiscal year pursuant to
             section 24(f):                                       $5,652,845,758

      (ii)   Aggregate price of securities
             redeemed or repurchased during
             the fiscal year:                    $5,088,622,772

      (iii)  Aggregate price of securities
             redeemed or repurchased during
             any prior fiscal year ending no
             earlier than October 11, 1995
             that were not previously used
             to reduce registration fees
             payable to the Commission:          $          -0-

      (iv)   Total available redemption
             credits  [add Items 5(ii) and
             5(iii)]:                                             $5,088,622,772

      (v)    Net sales - if Item 5(i) is
             greater than Item 5(iv) [subtract
             Item 5(iv) from Item 5(i)]:                          $  564,222,986

   --------------------------------------------------------------
   |                                                            |
   |  (vi)   Redemption credits available for    $         (-0-)|
   |         use in future years __ if Item 5(i)                |
   |         is less than Item 5(iv) [subtract                  |
   |         Item 5(iv) from Item 5(i)]                         |
   |                                                            |
   --------------------------------------------------------------
      (vii)  Multiplier for determining
             registration fee (See
             Instruction C.9):                                    x .00025

      (viii) Registration fee due [multiply Item
             5(v) by Item 5(vii)] (enter "0" if
             no fee is due):                                    = $   141,055.75
                                                                  ==============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   6. Prepaid Shares

      If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-21], then report the amount of securities (number of shares of other units) deducted here: __________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
      _________

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                                + $ -0-

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                = $   141,055.75
                                                                   =============

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
                                 November 28, 2001

         Method of Delivery:

                         [X]   Wire Transfer
                         [_]   Mail or other means
--------------------------------------------------------------------------------

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

        By (Signature and Title)*  /s/ Joseph C. Curry Jr.
                                ---------------------------------
                                JOSEPH C. CURRY, JR.
                                President

      Date  November 28, 2001
            ---------------------------
                  *Please print the name and title of the signing officer below the signature.